Provisions (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Judicial deposits outstanding	$ 5,446,000	$ 5,566,000
Estimate of financial effect of contingent liability	134,804	$ 163,670
Income tax over transfers of shares in peru [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	91,781,000
Compensation for exploration for mineral resources [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	10,176,000
Indirect taxes on sales [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	3,491,000
Value added tax on sales of certain energy contracts [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	11,498,000
Tax rate applied to interstate sales for manufactured goods with imported content [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	3,131,000
Credits to purchases of property plant and equipment [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	6,075,000
Indemnity lawsuits alleging property damage contingent civil liabilities [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	15,456,000
Alleged pollution of sao francisco river contingent environmental liability [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	67,385,000
Peruvian environmental enforcemenrt agency [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 6,934,000